PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Vehicles	292,259	$288,604
Office furniture	63,557	62,762
Electronic equipment	21,882	21,606
Machinery	103,747	101,629
Construction in progress	253,729	250,556
Other	6,304	4,874
Total	741,478	730,031
Less: Accumulated depreciation	(382,066)	(332,697)
Property and equipment, net	359,412	$397,334

Property and equipment consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Vehicles	$295,502	$288,604
Office furniture	64,263	62,762
Electronic equipment	22,304	21,606
Machinery	106,080	101,629
Leasehold improvements	256,548	-
Construction in progress	-	250,556
Other	6,374	4,874
Total	751,071	730,031
Less: Accumulated depreciation	(460,923)	(332,697)
Property and equipment, net	$290,148	$397,334